Consolidated Balance Sheets [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	3,012,121	2,571,918
Common stock, shares outstanding	2,498,891	2,048,688
Treasury stock , shares	513,230	523,230